Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Composition of Pledged Shares

Composition of pledged shares of Matrix and Sapiens owned by Formula as of December 31, 2024:

	December 31, 2024
	Formula’s Series D Secured Debentures	Formula’s Series C Secured Debentures
Matrix ordinary shares, par value NIS 1.0 per share	1,342,941	3,149,761
Sapiens common shares, par value €0.01 per share	1,172,645	2,957,590